Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash	$ 6,759,336	$ 4,324,956
Accounts receivable, net	22,291,877	11,458,689
Prepayments and other assets, net	1,452,684	229,928
Total current assets	30,503,897	16,013,573
Non-Current Assets
Property and equipment, net	312,355	329,585
Operating lease right-of-use assets	84,831	133,103
Prepayments and other assets, net	2,972	4,457
Deferred initial public offering (“IPO”) costs		482,183
Total non-current assets	400,158	949,328
Total assets	30,904,055	16,962,901
Current liabilities
Accounts payable	17,377,442	10,092,160
Short-term bank loans	821,238	1,510,249
Income tax payables	147,714	91,025
Operating lease liabilities, current	93,767	104,267
Accrued expenses and other liabilities	142,665	291,464
Total current liabilities	18,582,826	12,358,632
Non-Current Liabilities
Operating lease liabilities, non-current	10,388	41,011
Accrued expenses and other liabilities, non-current		10,153
Deferred tax liabilities, net	8,243	8,243
Total non-current liabilities	18,631	59,407
Total liabilities	18,601,457	12,418,039
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	11,663,360	3,997,000
Accumulated other comprehensive income	292	145
Retained earnings	635,704	544,717
Total shareholders’ equity	12,302,598	4,544,862
Total liabilities and shareholders’ equity	30,904,055	16,962,901
Common Class A [Member]
Shareholders’ equity
Common stock, ordinary shares	977	735
Common Class B [Member]
Shareholders’ equity
Common stock, ordinary shares	2,265	2,265
Related Party [Member]
Current liabilities
Amounts due to related parties		$ 269,467